Annual Total Returns[BarChart] - Government Money Market ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.86%	1.25%	0.14%